Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Loss for the year attributable to owners		$ (24,228)	$ (49,092)	$ (234,031)
Denominator:
(Losses) after tax per share (US$) - basic		$ (0.40)	$ (0.82)	$ (4.05)
Effect of dilutive potential common shares
(Losses) after tax per share (US$) - diluted		$ (0.40)	$ (0.82)	$ (4.05)
Retained Earnings [Member]
Numerator:
Loss for the year attributable to owners		$ (24,228)	$ (49,092)	$ (234,031)
Denominator:
Weighted average number of shares used in basic EPS	[1]	60,093,191	59,777,145	57,759,001
(Losses) after tax per share (US$) - basic		$ (0.40)	$ (0.82)	$ (4.05)
Weighted average number of shares used in basic EPS	[1]	60,093,191	59,777,145	57,759,001
Effect of dilutive potential common shares
Weighted average number of common shares for the purposes of diluted earnings per shares	[1]	60,093,191	59,777,145	57,759,001
(Losses) after tax per share (US$) - diluted	[1]	$ (0.40)	$ (0.82)	$ (4.05)

[1]	For the year ended 31 December 2017, there were 4,564,777 (1,390,706 in 2016 and 1,032,279 in 2015) of potential shares that could have a dilutive impact but were considered antidilutive due to negative earnings.